SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

I.              Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen VA Core Bond Fund (each, a “Fund”)

Effective January 5, 2010, each Fund is managed by Troy Ludgood and Thomas O’Connor, CFA. Accordingly, the section entitled “PORTFOLIO MANAGERS” in each Fund’s Statement of Additional Information is revised to remove references to and information regarding Lynne A. Royer.

January 5, 2010                                                                                                                                                     585857 (1/10)